Leases (Details) - Schedule of Operating Lease Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Operating Lease Expenses [Abstract]
Fixed lease cost	¥ 139,742	$ 887	¥ 86,882	¥ 88,273
Variable lease cost	4,963	31	5,262	4,010
Short-term cost	238	2	96	304
Total	¥ 144,943	$ 920	¥ 92,240	¥ 92,587